Vanguard® Explorer Value Fund
Schedule of Investments (unaudited)
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.3%)
Communication Services (4.1%)
*	Madison Square Garden Entertainment Corp.	197,295	7,322
*	Sphere Entertainment Co.	181,802	6,854
	Interpublic Group of Cos. Inc.	274,619	6,580
*	Madison Square Garden Sports Corp.	26,488	5,030
	Paramount Global Class B	346,382	4,191
*,1	Manchester United plc Class A	293,153	4,154
	National CineMedia Inc.	760,794	4,146
			38,277
Consumer Discretionary (17.3%)
*	Adtalem Global Education Inc.	147,032	19,413
	OneSpaWorld Holdings Ltd.	874,549	16,494
*	Mattel Inc.	795,047	15,058
*	Norwegian Cruise Line Holdings Ltd.	663,891	11,718
	Boyd Gaming Corp.	105,721	7,926
	ADT Inc.	921,698	7,669
	Perdoceo Education Corp.	196,358	6,684
	Gentex Corp.	256,509	5,533
	Cracker Barrel Old Country Store Inc.	95,606	5,492
*	Asbury Automotive Group Inc.	23,721	5,406
*	Mohawk Industries Inc.	52,924	5,325
	Monarch Casino & Resort Inc.	62,946	5,271
	Leggett & Platt Inc.	557,286	5,049
	Steven Madden Ltd.	188,298	4,642
	American Eagle Outfitters Inc.	400,558	4,390
	Sturm Ruger & Co. Inc.	120,699	4,369
	Phinia Inc.	99,091	4,301
	Cheesecake Factory Inc.	77,805	4,292
	Kontoor Brands Inc.	59,571	4,087
*	Malibu Boats Inc. Class A	124,303	3,746
	Carter's Inc.	110,755	3,474
*	LGI Homes Inc.	65,758	3,294
	LCI Industries	37,622	3,278
*	Helen of Troy Ltd.	74,318	1,998
*	Leslie's Inc.	2,208,756	1,665
			160,574
Consumer Staples (1.9%)
	J M Smucker Co.	50,408	5,677
*	Darling Ingredients Inc.	149,946	4,672
	WK Kellogg Co.	253,611	4,291
	Energizer Holdings Inc.	142,519	3,319
			17,959
Energy (2.9%)
	ChampionX Corp.	180,399	4,342
	Core Laboratories Inc.	403,684	4,340
	Matador Resources Co.	99,534	4,281
*	Tidewater Inc.	79,296	3,149
	Select Water Solutions Inc.	372,949	2,998
	SM Energy Co.	117,310	2,747
	Weatherford International plc	47,383	2,066
[1]	Atlas Energy Solutions Inc.	141,268	1,716
	MEG Energy Corp.	74,400	1,303
			26,942
Financials (24.5%)
	Carlyle Group Inc.	224,054	10,127
	Northern Trust Corp.	90,910	9,704
	Affiliated Managers Group Inc.	54,159	9,532
	First American Financial Corp.	150,708	8,411
	Popular Inc.	75,164	7,782

		Shares	Market Value ($000)
	Wintrust Financial Corp.	63,862	7,626
	First BanCorp (XNYS)	359,528	7,183
	Lazard Inc.	156,496	6,792
	Home BancShares Inc.	220,666	6,243
	WSFS Financial Corp.	118,033	6,243
	Cadence Bank	205,749	6,234
*	NMI Holdings Inc.	156,204	6,204
	Renasant Corp.	175,559	6,153
	Pinnacle Financial Partners Inc.	57,635	6,125
*	WEX Inc.	45,825	6,091
	Radian Group Inc.	178,144	6,084
	Webster Financial Corp.	116,342	5,989
	BOK Financial Corp.	61,917	5,846
*	SiriusPoint Ltd.	285,027	5,584
	CVB Financial Corp.	292,641	5,487
	Bread Financial Holdings Inc.	105,756	5,419
	Eastern Bankshares Inc.	357,212	5,358
	Navient Corp.	386,263	5,191
	First Hawaiian Inc.	202,655	4,839
	PROG Holdings Inc.	167,223	4,821
	Atlantic Union Bankshares Corp.	160,489	4,818
	WaFd Inc.	167,920	4,772
	Bank OZK	106,275	4,711
	First Interstate BancSystem Inc. Class A	170,375	4,626
*	Donnelley Financial Solutions Inc.	84,887	4,625
	Kemper Corp.	69,980	4,460
	FNB Corp.	318,931	4,424
	Columbia Banking System Inc.	187,854	4,392
	Lancashire Holdings Ltd.	536,543	4,384
	Rithm Capital Corp.	365,089	4,071
	Hope Bancorp Inc.	380,472	3,820
*	EZCorp. Inc. Class A	252,684	3,399
	BankUnited Inc.	95,972	3,261
	DigitalBridge Group Inc.	232,785	2,575
	PJT Partners Inc. Class A	12,845	1,935
	Evercore Inc. Class A	6,808	1,576
	Pacific Premier Bancorp Inc.	39,705	842
			227,759
Health Care (6.5%)
*	Prestige Consumer Healthcare Inc.	109,986	9,423
*	Envista Holdings Corp.	420,617	7,685
	Labcorp Holdings Inc.	28,543	7,106
*	Charles River Laboratories International Inc.	34,748	4,713
*	Elanco Animal Health Inc. (XNYS)	339,991	4,569
*	Integra LifeSciences Holdings Corp.	358,799	4,542
*	Omnicell Inc.	140,275	4,260
*	QuidelOrtho Corp.	113,026	3,467
*	Bio-Rad Laboratories Inc. Class A	15,175	3,444
*	Veradigm Inc.	732,048	3,148
*	Pacira BioSciences Inc.	120,295	3,108
*	Merit Medical Systems Inc.	32,558	3,094
*	Varex Imaging Corp.	195,425	1,499
			60,058
Industrials (16.3%)
	Brink's Co.	147,555	12,108
	Kennametal Inc.	503,112	10,832
*	Resideo Technologies Inc.	386,832	8,007
*	Generac Holdings Inc.	59,253	7,237
*	Middleby Corp.	48,035	7,019
	FTAI Aviation Ltd.	56,808	6,655
*	ATI Inc.	77,840	6,199
*	MRC Global Inc.	492,346	6,110
*	Amentum Holdings Inc.	285,210	5,892
	Masco Corp.	88,711	5,537
	Granite Construction Inc.	61,112	5,467
*	Everus Construction Group Inc.	89,945	5,209
*	Spirit AeroSystems Holdings Inc. Class A	135,633	5,070
*	CoreCivic Inc.	225,617	4,955
	TriNet Group Inc.	59,516	4,952

		Shares	Market Value ($000)
	MSC Industrial Direct Co. Inc. Class A	59,427	4,826
	KBR Inc.	88,780	4,633
	Air Lease Corp.	78,564	4,526
	Timken Co.	65,012	4,453
	Loomis AB	109,650	4,242
	MillerKnoll Inc.	244,320	4,122
	Interface Inc.	192,464	3,867
	nVent Electric plc	53,817	3,541
	Snap-on Inc.	9,182	2,945
	EnerSys	33,293	2,784
	Simpson Manufacturing Co. Inc.	15,277	2,379
	WESCO International Inc.	13,732	2,306
	Applied Industrial Technologies Inc.	9,779	2,215
*	OPENLANE Inc.	84,299	1,933
	Greenbrier Cos. Inc.	34,600	1,559
			151,580
Information Technology (8.6%)
*	Sanmina Corp.	77,835	6,592
*	Keysight Technologies Inc.	39,247	6,163
*	Zebra Technologies Corp. Class A	21,198	6,143
	Belden Inc.	57,653	6,123
	TD SYNNEX Corp.	47,751	5,794
*	Arrow Electronics Inc.	43,447	5,143
	Jabil Inc.	30,003	5,041
	MKS Inc.	56,702	4,660
	Silicon Motion Technology Corp. ADR	75,697	4,633
*	Xperi Inc.	558,261	4,349
	Adeia Inc.	327,825	4,209
*	NCR Voyix Corp.	362,371	4,019
*	Ichor Holdings Ltd.	248,912	3,928
*	Insight Enterprises Inc.	26,402	3,443
*	Cohu Inc.	200,729	3,426
*	Diodes Inc.	77,168	3,426
*	Ultra Clean Holdings Inc.	148,120	2,869
			79,961
Materials (4.1%)
	Silgan Holdings Inc.	115,712	6,372
*	Axalta Coating Systems Ltd.	180,008	5,544
	Eagle Materials Inc.	25,836	5,224
	Quaker Chemical Corp.	41,933	4,547
	Sonoco Products Co.	98,723	4,496
	Kaiser Aluminum Corp.	55,660	4,041
*	Knife River Corp.	34,708	3,266
	Graphic Packaging Holding Co.	129,624	2,880
	Mativ Holdings Inc.	255,201	1,460
			37,830
Other (0.2%)
[2]	Vanguard S&P Small-Cap 600 Value ETF	24,599	2,025
Real Estate (7.8%)
*	Jones Lang LaSalle Inc.	37,164	8,276
	Agree Realty Corp.	97,677	7,355
	Independence Realty Trust Inc.	362,098	6,731
	STAG Industrial Inc.	160,971	5,727
	Sila Realty Trust Inc.	228,755	5,701
	Essential Properties Realty Trust Inc.	173,251	5,631
	First Industrial Realty Trust Inc.	108,576	5,367
	Piedmont Office Realty Trust Inc. Class A	746,456	5,315
	LXP Industrial Trust	588,781	5,052
	Curbline Properties Corp.	176,881	4,014
	Pebblebrook Hotel Trust	428,253	3,931
	COPT Defense Properties	141,346	3,880
*	Cushman & Wakefield plc	263,851	2,646
*	CBRE Group Inc. Class A	15,483	1,936
	SITE Centers Corp.	103,026	1,228
			72,790

		Shares	Market Value ($000)
Utilities (2.1%)
	MDU Resources Group Inc.	383,619	6,594
	Spire Inc.	72,834	5,483
	UGI Corp.	133,219	4,804
	Unitil Corp.	47,893	2,626
	Portland General Electric Co.	3,670	156
			19,663
Total Common Stocks (Cost $846,633)			895,418
Temporary Cash Investments (3.6%)
Money Market Fund (3.6%)
[3,4]	Vanguard Market Liquidity Fund, 4.342% (Cost $33,676)	336,803	33,677
Total Investments (99.9%) (Cost $880,309)			929,095
Other Assets and Liabilities—Net (0.1%)			1,146
Net Assets (100%)			930,241
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,573.
2	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,668 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2025	182	18,822	334
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	886,792	8,626	—	895,418
Temporary Cash Investments	33,677	—	—	33,677
Total	920,469	8,626	—	929,095
Derivative Financial Instruments
Assets
Futures Contracts[1]	334	—	—	334
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
D.	Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Aug. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	May. 31, 2025 Market Value ($000)
Vanguard Market Liquidity Fund	52,827	NA1	NA1	2	(2)	1,480	—	33,677
Vanguard S&P Small-Cap 600 Value ETF	8,568	15,979	21,061	(966)	(495)	123	—	2,025
Total	61,395	15,979	21,061	(964)	(497)	1,603	—	35,702
1	Not applicable—purchases and sales are for temporary cash investment purposes.